Plant, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	Year Ended December 31,
	2023	2022
Equipment	$171,859	$162,534
Computer equipment	7,368	16,418
Furniture and fixtures	34,132	33,329
Leasehold improvements	17,664	–
Vehicles	324,841	265,774
Total	555,864	478,055
Less: Accumulated depreciation	(189,996)	(83,806)
Plant, property and equipment, net	$365,868	$394,249